SUPPLEMENT TO
CALVERT SOCIAL INVESTMENT FUND (“CSIF”)
Calvert Balanced, Bond, Equity and Large Cap Core Portfolios
CALVERT SOCIAL INDEX SERIES, INC. (“CSIS”)
Calvert Social Index Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814
STATEMENT OF ADDITIONAL INFORMATION
January 31, 2015
Date of Supplement: June 19, 2015
Changes to Calvert Social Index Fund
The Board of Directors for Calvert Social Index Fund (the “Fund”) has approved certain changes to the Fund, including a new Fund name and new portfolio managers.
The statement of additional information is therefore revised as follows:
All references to “Calvert Social Index Fund” are changed to “Calvert U.S. Large Cap Core Responsible Index Fund” to reflect the Fund’s new name.
All references to “Calvert Social Index” are changed to “Calvert U.S. Large Cap Core Responsible Index” to reflect the index’s new name.
Delete the heading and portfolio manager charts under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Social Index” on page 40 and insert the following:
CALVERT LARGE CAP CORE RESPONSIBLE INDEX FUND
Calvert:
Laurie Webster, CFA

Accounts Managed (not including Calvert U.S. Large Cap Core Responsible Index Fund) as of May 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:
Dale R. Stout, CFA

Accounts Managed (not including Calvert U.S. Large Cap Core Responsible Index Fund) as of May 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Calvert:
Lise Bernhard

Accounts Managed (not including Calvert U.S. Large Cap Core Responsible Index Fund) as of May 31, 2015	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	0	0
Total Assets in Other Accounts Managed	$0	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing a Fund and Other Accounts –Calvert Social Index Fund” on page 42, delete the heading and disclosure and insert the following:
CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
Calvert:
Laurie Webster, CFA; Dale R. Stout, CFA; and Lise Bernhard
Because the Portfolio Managers have responsibility for managing more than one account, potential conflicts of interest may arise. Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The Portfolio Managers for the Fund are aware of and abide by the Advisor’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. The Fund relies on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

Under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers – Calvert Social Index Fund” on page 45, delete the heading and disclosure and insert the following:
CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND
Calvert:
Laurie Webster, CFA; Dale R. Stout, CFA; and Lise Bernhard

Compensation with Respect to Management of Calvert U.S. Large Cap Core Responsible Index Fund and Other Accounts as of June 19, 2015
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers/standards.
Bonus (cash)	Calvert
Paid annually. Based on quantitative formula linked to one-year corporate financial performance (i.e. net earnings) of Calvert Investments, Inc., parent of the Advisor. Also based on qualitative factors, such as the achievement of individual performance goals and the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A
In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds –Calvert Social Index Fund” on page 46, delete the information and insert the following (headings added for ease of reference):

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert U.S. Large Cap Core Responsible Index Fund	Calvert	Laurie Webster, CFA	None (as of 6/19/15)
		Dale R. Stout, CFA	None (as of 6/19/15)
		Lise Bernhard	None (as of 6/19/15)